Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Summary of Share Capital	Share capital

	As of December 31,
	2024	2023
Ordinary shares, $0.0001 par value (Note i)	$29	$24
i.Ordinary shares

	Unit: in Thousands of Shares
	As of December 31,
	2024	2023
Ordinary shares

Number of shares authorized	450,000	450,000
Number of shares issued and fully paid	295,353	245,721
The movements of the number of ordinary shares issued and fully paid were as follows:

	Unit: in Thousands of Shares
	For the Year Ended December 31,
	2024	2023	2022
Number of shares as of January 1	245,721	244,211	126,100
Issuance of ordinary shares in relation to the Merger or Subscription Agreements	49,403	—	88,643
Issuance of ordinary shares in relation to the PIPE Agreements	—	—	29,482
Issuance of restricted shares	84	—	—
Reacquisition of restricted shares due to forfeiture	(588)	(261)	(274)
Issuance of ordinary shares in relation to exercise of share options	—	—	1
Issuance of ordinary shares in relation to vesting of restricted stock units	733	1,771	259
Number of shares as of December 31	295,353	245,721	244,211
Series C preferred shares
There are no series C shares issued and outstanding as of December 31, 2024, 2023 and 2022. The movements of the number of preferred shares issued and fully paid were as follows:

	Unit: in Thousands of Shares
	For the Year Ended December 31,
	2024	2023	2022
Number of shares as of January 1	—	—	75,025
Repurchase of Series C preferred shares	—	—	(75,025)
Number of shares as of December 31	—	—	—

Summary of Capital Surplus	Reserves

	As of December 31,
	2024	2023
Capital surplus - Issuance of ordinary shares	$649,440	$599,077
Capital surplus - Share-based compensation, net	82,479	70,835
Capital surplus - Changes in percentage of ownership in associates	2,541	—
Accumulated deficits	(548,732)	(425,978)
Exchange Difference on Translation	(9,217)	4,729
	$176,511	$248,663